Tax - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	$ 6,037	$ 5,450
Liabilities, beginning of period	(5,867)	(4,193)
Deferred tax asset (liability)	170	1,257
Income statement	(963)	22
Other comprehensive income	784	(1,070)
Foreign exchange and other adjustments	(40)	(39)
Deferred tax asset (liability)	(49)	170
Assets, end of period	5,222	6,037
Liabilities, end of period	(5,271)	(5,867)
Deferred tax assets	4,624	4,483
Deferred tax liabilities	4,673	4,313
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	1,242	983
Deferred tax asset (liability)	1,242	983
Income statement	(89)	295
Other comprehensive income	(5)
Foreign exchange and other adjustments	14	(36)
Deferred tax asset (liability)	1,162	1,242
Assets, end of period	1,162	1,242
Unused tax losses and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	1,821	1,414
Deferred tax asset (liability)	1,821	1,414
Income statement	161	355
Other comprehensive income	33
Foreign exchange and other adjustments	(14)	52
Deferred tax asset (liability)	2,001	1,821
Assets, end of period	2,001	1,821
Derivatives, FVOD and other investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	548	979
Liabilities, beginning of period	(705)	(558)
Deferred tax asset (liability)	(157)	421
Income statement	22	(274)
Other comprehensive income	149	(23)
Foreign exchange and other adjustments	(5)	(281)
Deferred tax asset (liability)	9	(157)
Assets, end of period	9	548
Liabilities, end of period	0	(705)
Insurance business
Reconciliation of changes in deferred tax liability (asset) [abstract]
Liabilities, beginning of period	(1,622)	(1,621)
Deferred tax asset (liability)	(1,622)	(1,621)
Income statement	(43)	(32)
Foreign exchange and other adjustments	25	31
Deferred tax asset (liability)	(1,640)	(1,622)
Liabilities, end of period	(1,640)	(1,622)
Expense provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	565	650
Deferred tax asset (liability)	565	650
Income statement	(333)	(81)
Other comprehensive income	74
Foreign exchange and other adjustments	(10)	(4)
Deferred tax asset (liability)	296	565
Assets, end of period	296	565
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	901	1,002
Deferred tax asset (liability)	901	1,002
Income statement	(26)	(112)
Other comprehensive income	25
Foreign exchange and other adjustments	3	11
Deferred tax asset (liability)	903	901
Assets, end of period	903	901
Retirement obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Liabilities, beginning of period	(2,306)	(1,613)
Deferred tax asset (liability)	(2,306)	(1,613)
Income statement	(336)	(190)
Other comprehensive income	(205)	(387)
Foreign exchange and other adjustments	28	(116)
Deferred tax asset (liability)	(2,819)	(2,306)
Assets, end of period	109
Liabilities, end of period	(2,928)	(2,306)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	960	422
Liabilities, beginning of period	(1,234)	(401)
Deferred tax asset (liability)	(274)	21
Income statement	(319)	61
Other comprehensive income	713	(660)
Foreign exchange and other adjustments	(81)	304
Deferred tax asset (liability)	39	(274)
Assets, end of period	742	960
Liabilities, end of period	$ (703)	$ (1,234)